Condensed Consolidated Statement of Changes in Stockholders' (Deficit) Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Series 1 Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Treasury Stock	Due from Sysorex Consulting, Inc.	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Non-Controlling Interest
Balance at Dec. 31, 2014	$ 29,221		$ 2	$ 52,139		$ (666)	$ (18)	$ (20,640)	$ (1,596)
Balance, shares at Dec. 31, 2014			1,313,817
Common shares issued for services	455			455
Common shares issued for services, shares			23,416
Stock options granted to employees for services	958			958
Cumulative Translation Adjustment	49						49
Warrants granted to consultants for services	12			12
Returned shares from AirPatrol holdback	(695)				$ (695)
Returned shares from AirPatrol holdback, shares					(15,922)
Common shares issued for options exercised
Common shares issued for options exercised, shares			91
Common shares issued for net cash proceeds from a public offering	4,685			4,685
Common shares issued for net cash proceeds from a public offering, shares			350,000
Net loss	(11,729)							(11,719)	(10)
Balance at Dec. 31, 2015	22,956		$ 2	58,249	$ (695)	(666)	31	(32,359)	(1,606)
Balance, shares at Dec. 31, 2015			1,687,324		(15,922)
Common shares issued for services	71			71
Common shares issued for services, shares			13,000
Stock options granted to employees for services	1,306			1,306
Common shares issued for LightMiner Acquisition	2,896			2,896
Common shares issued for LightMiner Acquisition, shares			102,895
Cumulative Translation Adjustment	21						21
Series 1 redeemable convertible preferred stock issued	1,340	$ 1,340
Series 1 redeemable convertible preferred stock issued, shares		2,250
Reclassification of warrants to derivative liabilities	(209)			(209)
Issuance of common stock for Integrio acquisition	101			101
Issuance of common stock for Integrio acquisition, shares			35,333
Common shares and warrants issued for cash	1,734			1,734
Common shares and warrants issued for cash, shares			333,333
Net loss	(27,503)							(27,114)	(389)
Balance at Dec. 31, 2016	2,713	$ 1,340	$ 2	64,148	$ (695)	(666)	52	(59,473)	(1,995)
Balance, shares at Dec. 31, 2016		2,250	2,171,886		(15,922)
Common shares issued for services	21			21
Common shares issued for services, shares			5,380
Stock options granted to employees for services	262			262
Common shares issued for LightMiner Acquisition	$ 566			$ 566
Common shares issued for LightMiner Acquisition, shares			18,905
Fractional shares issued for stock split			1,496
Cumulative Translation Adjustment	$ 11						$ 11
Net loss	(6,056)							(6,052)	(4)
Balance at Mar. 31, 2017	$ (2,483)	$ 1,340	$ 2	$ 64,997	$ (695)	$ (666)	$ 63	$ (65,525)	$ (1,999)
Balance, shares at Mar. 31, 2017		2,250	2,197,667		(15,922)